Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.72 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.40%
Innovator U.S. Equity Ultra Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $545.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
Innovator U.S. Equity Ultra Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $636.54 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator U.S. Equity Ultra Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $372.94 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)